Intagible Asset, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Intagible Asset Net Tables
Schedule of Intagible Asset, Net

Intangible assets, net, consists of the following as of:

	June 30, 2014	December 31, 2013
Patents	$602,255	$593,120
Less accumulated amortization	(183,666)	(168,363)
Total intangible assets, net	$418,589	$424,757

Intangible assets, net, consists of the following as of December 31:

	2013	2012
Patents	$593,120	$572,764
Less accumulated amortization	(168,363)	(137,754)
Total intangible assets, net	$424,757	$435,010